THE VANTAGEPOINT FUNDS

Supplement dated July 9, 2014 to the

Statement of Additional Information dated May 1, 2014

This supplement changes the disclosure in the Statement of Additional Information (“SAI”) and provides new information that should be read together with the SAI and any other supplements thereto. This supplement supersedes and replaces the prior supplement to the SAI dated June 30, 2014.

Information about the Directors

Effective July 7, 2014, Mr. Harold Singleton III no longer serves as a Director of The Vantagepoint Funds. Information about Mr. Singleton on pages 48 - 57 of the SAI is hereby deleted.

Inflation Focused Fund

Effective June 27, 2014, Brian Weinstein no longer serves as a portfolio manager to the portion of the Vantagepoint Inflation Focused Fund (“Inflation Focused Fund”) managed by BlackRock Financial Management, Inc. (“BlackRock”). Martin Hegarty continues to be a portfolio manager, and Gargi Pal Chaudhuri has been added as a portfolio manager, to the portion of the Inflation Focused Fund managed by BlackRock.

Therefore, the following should replace the table relating to BlackRock within the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 90 of the SAI.

BlackRock reported the following regarding other accounts managed by portfolio manager(s) as of April 30, 2014:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in billions)	Number	Total Assets (in millions)	Number		Total Assets (in billions)
Inflation Focused Fund
Martin Hegarty	10	$8.44	4	$214.4	31	*	$16.05	*
Gargi Pal Chaudhuri	10	$6.19	4	$261.8	34	**	$16.34	**

*	One (1) of these accounts, with aggregate assets of $0.56 million, has advisory fees based on account performance.
**	Three (3) of these accounts, with aggregate assets of $82.55 million, have advisory fees based on account performance.

The following should replace the chart within BlackRock’s “Compensation of Portfolio Managers” subsection on page 91 of the SAI.

Portfolio Manager	Applicable Benchmarks
Martin Hegarty	A combination of market-based indices (e.g., Barclays US TIPS Index), certain customized indices and certain fund industry peer groups.

Gargi Pal Chaudhuri	A combination of market-based indices (e.g., Barclays Capital U.S. TIPS Index, Barclays World Government Inflation Linked Bond Index), certain customized indices and certain fund industry peer groups.

The following should replace the paragraph entitled “Long-Term Incentive Plan Awards” within BlackRock’s “Compensation of Portfolio Managers” subsection on page 92 of the SAI.

Long-Term Incentive Plan Awards — BlackRock states that, from time to time, long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. BlackRock further states that equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. BlackRock reports that Ms. Chaudhuri has unvested long-term incentive awards.

The following should be read in conjunction with the information found under the section entitled “Manager Ownership of Fund Shares” on page 147:

As of May 31, 2014, Ms. Chaudhuri did not own shares of the Inflation Focused Fund.

International Fund

The following should replace the subadviser fee table of Walter Scott & Partners Limited found on pg. 78 of the SAI.

Fund/Subadviser	Assets Managed	Fee	Amount Paid 12/31/11	Amount Paid 12/31/12	Amount Paid 12/31/13
International Fund Subadviser(s)
Walter Scott*	Flat Fee	0.50%	$1,147,143	$1,149,499	$1,316,207

*	Effective June 20, 2014, Walter Scott lowered its fee from 0.60% for the first $100 million and 0.50% for the assets over $100 million to a flat rate of 0.50% for all assets.

*  *  *  *  *  *

Effective June 1, 2014, James Peterson was added as a portfolio manager to the portion of the Vantagepoint International Fund (“International Fund”) managed by GlobeFlex Capital, LP (“GlobeFlex”).

Therefore, the following information regarding Mr. Peterson should be added to the table relating to GlobeFlex within the section entitled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 98 of the SAI. The information relating to Mr. Anslow remains unchanged.

GlobeFlex reported the following regarding other accounts managed by James Peterson as of May 31, 2014.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number		Total Assets (in millions)
International Fund
James Peterson	2	$97	3	$300	41	*	$3,116	*

*	Three (3) of these accounts, with aggregate assets of $594 million, have advisory fees based on account performance.

The following should be read in conjunction with the information found under the section entitled “Manager Ownership of Fund Shares” on page 147:

As of May 31, 2014, Mr. Peterson did not own shares of the International Fund.

Please retain this supplement for future reference.

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